Shareholder Report, Line Graph (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Sep. 19, 2023
C000241425 [Member]
Account Value [Line Items]
Account Value		$ 10,994	$ 11,382	$ 10,690	$ 9,717	$ 10,000
S&P 500 [Member]
Account Value [Line Items]
Account Value		$ 12,430	$ 11,920	$ 10,781	$ 9,653	$ 10,000